Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets, Net

9.  Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Computer software	18,314	20,243
Licensed copyrights of reading content	15,709	28,657
Audio content	11,683	12,907
Trademark and Domain name	158	158
Total	45,864	61,965
Less: amortization	(22,896)	(28,649)
impairment	(10,572)	(10,821)
Net book value	12,396	22,495

The Group recognized impairment losses on intangible assets of nil, RMB10.6 million and RMB0.4 million for the years ended December 31, 2019, 2020 and 2021, respectively. The Group performed an impairment test and recognized an impairment charge of RMB0.4 million on licensed copyrights of reading content for the year ended December 31, 2021, which were mainly caused by the negative impact of the COVID-19 outbreak in 2021, as well as the tightening of rules and regulations on digital reading in China and in line with the broader market conditions reflecting the trend towards free online reading.

Amortization expenses for the years ended December 31, 2019, 2020 and 2021were RMB15.4 million, RMB6.4 million and RMB7.4 million, respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2022: RMB8.2 million, 2023: RMB7.1 million, 2024 RMB4.3 million, 2025: RMB2.0 million and 2026: RMB0.8 million.